Share capital	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital
Note 10. Share capital

10.1. Capital issued
Accounting policies
Ordinary shares are classified in shareholders’ equity. The cost of equity transactions that are directly attributable to the issue of new shares or options is recognized in shareholders’ equity as a deduction from the proceeds of the issue.
Capital management
The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders, and maintain an optimal capital structure to reduce the cost of capital while maintaining the necessary flexibility.
Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2022		1,046	255,760	34,875,872
April 20, 2023	Capital increase (AGA 2021)	11	—	354,510
June 27, 2023	Free Shares attributions (AGA 2023)	—	(26)	—
September 11, 2023	Issuance of new shares - Capital increase (Tranche 1 Janssen)	29	4,642	959,637
November 7, 2023	Issuance of new shares - capital increase (ordinary shares)	75	12,561	2,492,223
November 7, 2023	Issuance of new shares - capital increase (ADS)	114	19,086	3,786,907
November 7, 2023	Capital increase transaction costs (ordinary shares)	—	(758)	—
November 7, 2023	Capital increase transactions costs (ADS)	—	(1,140)	—
November 10, 2023	Issuance of new shares - Capital increase (Tranche 2 - step 1 Janssen)	113	18,965	3,762,923
December, 13, 2023	Issuance of new shares - Capital increase (Tranche 2 - step 2 Janssen)	27	4,542	901,256
December, 29, 2023	Capital increase transactions costs	—	(79)	—
December, 29, 2023	Capital increase transactions costs	—	(813)	—
December, 31, 2023	Prior period adjustments	—	1	—
December 31, 2023		1,414	312,742	47,133,328
June 22, 2024	Capital increase (AGA 2022)	9	—	293,523
December 31, 2024	Prior period adjustments		1
December 31, 2024		1,423	312,743	47,426,851
As of December 31, 2024, the share capital was €1,422,805.53 divided into 47,426,851 fully paid in ordinary shares each with a par value of €0.03, as compared with the 2023 share capital of €1,413,999.85 divided into 47,133,328 fully paid in ordinary shares, each with a par value of €0.03.
On June 22, 2024, the share capital of the Company was increased by a nominal amount of €8,805.69, through the issuance of 293,523 new ordinary shares with a nominal value of €0.03 each, increasing the Company’s share capital from €1,413,999.85 to €1,422,805.53, as a result of the definitive acquisition of 293,523 AGA 2022. Such acquisition was acknowledged by the Executive Board on June 19, 2024.
On April 20, 2023, the share capital of the Company was increased by a nominal amount of €10,635.30, through the issuance of 354,510 new ordinary shares with a nominal value of €0.03 each, increasing the Company’s share capital from €1,046,276.16 to €1,056,911.46, as a result of the definitive acquisition of 354,510 AGA 2021. Such acquisition was acknowledged by the Executive Board on March 28, 2023 and on June 6, 2023.
In 2023, the share capital of the Company was also successively increased following the Securities Purchase Agreement with Johnson & Johnson Innovations—JJDC:
–On September 11, 2023, the share capital of the Company was increased by a nominal amount of €28,789.11, due to the issuance to JJDC of 959,637 new ordinary shares with a nominal value of €0.03 each, and the Company also recorded an increase in reserves of €4.2 million;
–On November 7, 2023, following the completion of the settlement and delivery of the Global Offering, the share capital of the Company was increased by a nominal amount of €188,373.90, through the issuance of 6,279,130 new ordinary shares with a nominal value of €0.03 each;
–On November 10, 2023, following the completion of the settlement and delivery of the Strategic Offering, the share capital of the Company was increased by a nominal amount of €112,887.69, through the issuance of 3,762,923 new ordinary shares with a nominal value of €0.03 each;
–On December 13, 2023, the share capital of the Company was increased by a nominal amount of €27,037.68, through the issuance of 901,256 new ordinary shares with a nominal value of €0.03 each.
Distribution of dividends
The Company did not distribute any dividends for any of the periods presented, does not have any present plan to pay any cash dividends on its equity securities in the foreseeable future and currently intends to retain all available funds and any future earnings to operate clinical trials and expand our business.
Allocation of prior period (loss)
The negative net result for the year 2023 of €39.7 million has been fully allocated to reserves.

10.2. Treasury shares
On December 20, 2022 the liquidity contract with Gilbert Dupont was terminated, resulting in the Company receiving 22,118 shares that are still reported as treasury shares as of December 31, 2024.

10.3. Founders’ warrants, warrants, stock options and free shares

Accounting policies
Accounting policies for share-based payments are described in Note 18.

Detail of change in founders’ warrants, warrants, stock options and free shares
The Company has granted stock options (OSA), founders’ warrants (BSPCE), warrants (BSA), and free shares (AGA) to corporate officers, employees, members of the Executive and Supervisory Board and consultants of the Group. In certain cases, exercise of the stock options, founders’ warrants and warrants is subject to performance conditions. The Company has no legal or contractual obligation to pay the options in cash.
The following tables summarize activity in these plans during the years ended December 31, 2024 and 2023.
The impact of share-based payments on income is detailed in Note 18.
Founders’ warrants (BSPCE)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2024	Issued	Exercised	Forfeited	Outstanding at December 31, 2024	Number of shares issuable
BSPCE 08-2013	August 28, 2013	5.92	—	—	—	—	—	—
BSPCE 09-2014	September 16, 2014	18.68	85,750	—	—	(85,750)	—	—
BSPCE 2015-1	February 10, 2015	18.57	68,100	—	—	(350)	67,750	67,750
BSPCE 2015-3	June 10, 2015	20.28	28,400	—	—	(1,050)	27,350	27,350
BSPCE 2016	February 2, 2016	14.46	197,017	—	—	(2,100)	194,917	194,917
BSPCE 2017	January 7, 2017	15.93	178,100	—	—	(1,050)	177,050	177,050
Total			557,367	—	—	(90,300)	467,067	467,067

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2023	Issued	Exercised	Forfeited	Outstanding at December 31, 2023	Number of shares issuable
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	(50,000)	—	0
BSPCE 09-2014	September 16, 2014	18.68	86,150	—	—	(400)	85,750	85,750
BSPCE 2015-1	February 10, 2015	18.57	68,450	—	—	(350)	68,100	68,100
BSPCE 2015-3	June 10, 2015	20.28	30,350	—	—	(1,950)	28,400	28,400
BSPCE 2016	February 2, 2016	14.46	200,626	—	—	(3,609)	197,017	197,017
BSPCE 2017	January 7, 2017	15.93	179,150	—	—	(1,050)	178,100	178,100
Total			614,726	—	—	(57,359)	557,367	557,367
By way of exception, the Executive Board decided to lift, for two former employees and for two former members of the Executive Board, the continued service condition, and, where applicable for a former Executive Board member, the performance conditions to which the exercise of certain BSPCEs was subject, notwithstanding the termination of their employment agreement and/or corporate office.
The probability of meeting the performance conditions for the 2016 BSPCE, BSA and OSA performance plans was updated as of December 31, 2024. The threshold of 500 patients enrolled in all our clinical studies was exceeded in December 31, 2023. As a consequence, all outstanding 2016 BSPCE, BSA and OSA may be exercised.
The impact of share-based payments on income is detailed in Note 18.
Warrant Plans (BSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2024	Issued	Exercised	Forfeited	Outstanding at December 31, 2024	Number of shares issuable*
BSA 2013	April 10, 2013	6.37	—	—	—	—	—	—
BSA 2014	September 16, 2014	17.67	10,000	—	—	(10,000)	—	—
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	—
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	—
BSA 2018-1	March 6, 2018	13.55	—	—	—	—	—	—
BSA 2018-2	July 27, 2018	16.10	5,820	—	—	—	5,820	—
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	—
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	—
BSA 2021 (a)	April 21, 2021	13.47	14,431	—	—	—	14,431	14,431
Total			151,251	—	—	(10,000)	141,251	14,431

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2023	Issued	Exercised	Forfeited	Outstanding at December 31, 2023	Number of shares issuable*
BSA 2013	April 10, 2013	6.37	6,000	—	—	(6,000)	—	—
BSA 2014	September 16, 2014	17.67	10,000	—	—	—	10,000	—
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	—
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	—
BSA 2018-1	March 6, 2018	13.55	28,000	—	—	(28,000)	—	—
BSA 2018-2	July 27, 2018	16.10	5,820	—	—	—	5,820	—
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	—
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	—
BSA 2021 (a)	April 21, 2021	13.47	14,431	—	—	—	14,431	14,431
Total			185,251	—	—	(34,000)	151,251	14,431
*Number of shares issuable subject to performance conditions
During the year ended December 31, 2024, no new warrants were issued.
At a meeting on September 16, 2014, the Executive Board, acting pursuant to the delegation, granted 14,000 warrants to members and observers of the Supervisory Board, each warrant giving its holder the right to subscribe to one ordinary share, each with a par value of €0.03 and at a price of €17.67 (share premium included). The subscription period is open from the date of the Executive Board until September 16, 2024, inclusive. As of
December 31, 2024, the remaining 10,000 warrants have not been exercised by their beneficiaries and have all been cancelled.

Stock Option Plans (OSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2024	Issued	Exercised	Forfeited	Outstanding at December 31, 2024	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	52,000	—	—	(2,000)	50,000	50,000
OSA 2019-1	March 29, 2019	11.08	25,750	—	—	(1,000)	24,750	24,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	—
OSA 2020	March 11, 2020	6.25	377,775	—	—	(9,068)	368,707	368,707
OSA 2021-04	April 20, 2021	13.74	396,200	—	—	(12,068)	384,132	38,532
OSA 2021-06	June 21, 2021	12.99	120,000	—	—	—	120,000	60,000
OSA 2022-06	June 22, 2022	4.16	540,690	—	—	(21,277)	519,413	286,750
OSA 2023-01	July 20, 2023	5.00	318,860	—	—	—	318,860	106,288
OSA 2024-01	May 23, 2024	5.81	—	1,224,780	—	(3,240)	1,221,540	—
Total			2,336,175	1,224,780	—	(48,653)	3,512,302	939,927

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2023	Issued	Exercised	Forfeited	Outstanding at December 31, 2023	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	52,000	—	—	—	52,000	52,000
OSA 2019-1	March 29, 2019	11.08	25,750	—	—	—	25,750	25,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	—
OSA 2020	March 11, 2020	6.25	381,173	—	—	(3,398)	377,775	377,775
OSA 2021-04	April 20, 2021	13.74	421,200	—	—	(25,000)	396,200	30,134
OSA 2021-06	June 21, 2021	12.99	120,000	—	—	—	120,000	40,000
OSA 2022-06	June 22, 2022	4.16	554,500	—	—	(13,810)	540,690	140,500
OSA 2023-01	July 20, 2023	5.00	—	338,860	—	(20,000)	318,860	—
Total			2,059,523	338,860	—	(62,208)	2,336,175	671,059
At a meeting on May 23, 2024, the Executive Board, acting pursuant to delegations granted by the Company’s shareholders’ meeting held on July 20, 2023, granted to certain employees of the Group and members of the Executive Board 1,224,780 stock options, each giving its holder the right to subscribe to one ordinary share, each with a par value of €0.03 and at a price of €5.81 (share premium included). Such stock options are governed by the 2023 stock option plan, adopted by the Executive Board on July 20, 2023 and approved by the Company’s annual shareholders’ meeting held on June 27, 2023 (the “2023 Stock Option Plan”).
The ordinary stock options are exercisable as follows:
▪up to one-third of the ordinary stock options as from May 23, 2025;
▪ an additional one-third of the ordinary stock options as from May 23, 2026; and
▪ the balance, i.e., one-third of the ordinary stock options as from May 23, 2027.
subject to, for each increment, a continued service condition, and in any case, no later than 10 years after the date of grant. Stock options which have not been exercised by the end of the 10 year period will be forfeited by law.

Free share plans (AGA)

Type	Grant date	Outstanding at January 1, 2024	Issued	Definitively vested	Forfeited	Outstanding at December 31, 2024	Number of shares exercisable
AGA 2021	April 20, 2021	—	—	—	—	—	—
AGA 2022	June 22, 2022	293,776	—	(293,523)	(253)	—	—
AGA 2023 - P1	June 27, 2023	400,960	—	—	(8,500)	392,460	392,460
AGA 2023 - P2	June 27, 2023	432,560	—	—	(9,100)	423,460	423,460
Total		1,127,296	—	(293,523)	(17,853)	815,920	815,920

Type	Grant date	Outstanding at January 1, 2023	Issued	Definitively vested	Forfeited	Outstanding at December 31, 2023	Number of shares exercisable
AGA 2021	April 20, 2021	354,711	—	(354,510)	(201)	—	—
AGA 2022	June 22, 2022	299,035	—	—	(5,259)	293,776	293,776
AGA 2023 - P1	June 27, 2023	—	427,110	—	(26,150)	400,960	400,960
AGA 2023 - P2	June 27, 2023	—	439,210	—	(6,650)	432,560	432,560
Total		653,746	866,320	(354,510)	(38,260)	1,127,296	1,127,296
No free shares were granted in 2024.
At a meeting on June 27, 2023, the Executive Board, acting pursuant to the authorization granted by Company’s shareholders’ meeting on June 23, 2022, granted 427,110 free shares (AGA 2023 P1), each with a par value of €0.03 to employees of the Group and members of the Executive Board. Such free shares will be subject to a one-year holding period starting at the end of the two-year acquisition period, i.e. starting on June 27, 2025. Such free shares are governed by the 2023 free share plan adopted by the Executive Board on June 27, 2023.
At a meeting on June 27, 2023, the Executive Board, acting pursuant to the authorization granted by Company’s shareholders’ meeting on June 23, 2022, granted 439,210 free shares (AGA 2023 P2), each with a par value of €0.03 to certain employees of the Group and members of the Executive Board. Such free shares will be subject to a one-year holding period starting at the end of the two-year acquisition period, i.e. starting on June 27, 2025. Such free shares are governed by the 2023 free share plan adopted by the Executive Board on June 27, 2023.
Furthermore, the definitive acquisition of the AGA 2023-P1 and the AGA 2023-P2 were conditioned upon the achievement of performance conditions applicable within the acquisition period. The satisfaction of these performance condition was acknowledged by the Executive Board, with the approval of the Supervisory Board on February 09, 2024.
Free share vesting conditions
The AGA 2023 are subject to a two-year vesting period and a one-year holding period. The free shares granted by the Company are definitively acquired at the end of the acquisition period as set by the Executive Board. At the end of such period, the beneficiary is the owner of the shares. However, during the holding period (as set by the Executive Board), if any, the shares may not be sold, transferred or pledged.
Unless otherwise decided by the supervisory and executive boards of the Company, the AGA 2023 are subject to continued service during the vesting period (i.e. until June 27, 2025), it being specified that, failing such continued service, the beneficiary definitively and irrevocably loses his or her right to acquire the relevant AGA 2023.
Unless otherwise decided by the supervisory and executive boards of the Company, in the event of disability or death of a beneficiary before the end of the acquisition period, the relevant free shares shall be definitely acquired at, respectively, the date of disability or the date of the request of allocation made by his or her beneficiary in the framework of the inheritance, provided that such request is made within six months from the date of death.
At a meeting on June 22, 2024, the Executive Board acknowledged the definitive acquisition of 293,523 free shares granted on June 22, 2022 following a two-year acquisition period, thus acknowledging the related share capital increase of €8,805.69.
In accordance with the AGA Plans, the executive board decided to lift, for one of our employees, the continued service condition to which the definitive acquisition of their AGA 2023-P1, and for two of our employees, the continued service condition to which the definitive acquisition of their AGA 2023-P2, as applicable, is subject, notwithstanding the termination of their employment agreement.
The impact of share-based payments on income is disclosed in Note 18. As of December 31, 2024, the assumptions related to the estimated vesting of the founders’ warrants, the warrants and performance stock-options have been updated (see Note 18 - Share-based payments).
10.4. Warrants (BSA) Equity Line KEPLER CHEUVREUX
The existing equity line expired on September 15, 2024 is subsequently no longer effective as at December 31, 2024. No warrants has been exercised as of September 15, 2024.